Condensed Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
OPERATING ACTIVITIES
Net Loss	$ (33,079)	$ (8,131)	$ (13,742)	$ (43,446)
Adjustments to reconcile net loss to net cash used in operations:
Amortization expense	$ 1,667		8,333	(1,667)
Change in operating assets and liabilities:
Accounts receivable				(441)
Other receivable	$ (2,268)		$ (24,998)	2,268
Subscriptions receivable				11,250
Security deposit				(149)
Prepaid expenses	$ (20,000)			10,000
Accounts payable		$ 5,049		141
Accrued interest expense	$ 180		$ 157	(180)
Net cash used in Operating Activities	(53,500)	$ (3,082)	(30,250)	(22,224)
FINANCING ACTIVITIES
Issuance of common stock, net of receivable	42,250		31,000	54,000
Issuance of 10% convertible note	10,000			10,337
Shareholders' advances	1,250		(750)	(350)
Net cash provided by Financing Activities	$ 53,500		$ 30,250	63,987
Net cash increase decrease for period		$ (3,082)		$ 41,763
Cash, at beginning of period		41,763
Cash, at end of period		$ 38,681		$ 41,763
Supplemental cash flow information:
Cash paid for income taxes
Noncash financing and investing activities
Recognition of contingent beneficial conversion feature	$ 10,000